Consolidated Statements of Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 1,123,621	$ 1,651,985
Inventories	197,962	175,719
Trade and other receivables	60,012	27,047
Prepaid expenses and other assets	127,274	99,671
Receivable from related party		511,284
Current assets	1,508,869	2,465,706
Non-current assets
Property, plant and equipment	10,927,512	9,782,647
Inventories	37,557	28,985
Deferred income tax assets	880,705	534,078
Other financial assets	14,118	10,978
Non-current assets	11,859,892	10,356,688
Total assets	13,368,761	12,822,394
Current liabilities
Borrowings and other financial liabilities	28,288	26,547
Trade and other payables	390,059	466,206
Deferred revenue	103,289	27,896
Current liabilities	521,636	520,649
Non-current liabilities
Borrowings and other financial liabilities	4,173,491	4,187,270
Deferred income tax liabilities	111,717	79,180
Decommissioning obligations	133,964	104,238
Non-current liabilities	4,419,172	4,370,688
Total liabilities	4,940,808	4,891,337
Equity
Share capital	11,432,122	11,432,122
Contributed surplus	1,558,834	1,558,811
Accumulated other comprehensive income (loss)	1,418	(813)
Deficit	(3,415,601)	(3,821,889)
Equity attributable to owners of Turquoise Hill	9,576,773	9,168,231
Attributable to non-controlling interest	(1,148,820)	(1,237,174)
Total equity	8,427,953	7,931,057
Total liabilities and equity	$ 13,368,761	$ 12,822,394